STOCKHOLDERS' (DEFICIT) EQUITY - Information applies to options outstanding (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Options Outstanding - Number of shares underlying options	6,725,000
Options Exercisable - Number Exercisable	3,475,000
Stock Options
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price	$ 0.84	$ 0.46	$ 0.51	$ 0.48
Options Outstanding - Number of shares underlying options	3,225,000	6,725,000	5,900,000	6,180,000
Options outstanding - Weighted average remaining contractual life (in years)	3 years 22 days	1 year 7 months 28 days	2 years 3 months 29 days	1 year 11 months 27 days
Options Exercisable - Number Exercisable	1,525,000	3,612,500
Options Exercisable - Exercise Price	$ 1.63	$ 0.75
Stock Options | Exercise Price of 0.065
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price		$ 0.065
Options Outstanding - Number of shares underlying options		250,000
Options outstanding - Weighted average remaining contractual life (in years)		6 months
Options Exercisable - Number Exercisable		250,000
Options Exercisable - Exercise Price		$ 0.065
Stock Options | Exercise Price of $0.100
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price	$ 0.100	$ 0.100
Options Outstanding - Number of shares underlying options	2,000,000	3,750,000
Options outstanding - Weighted average remaining contractual life (in years)	4 years 4 months 24 days	2 years 4 months 24 days
Options Exercisable - Number Exercisable	300,000	637,500
Options Exercisable - Exercise Price	$ 0.100	$ 0.100
Stock Options | Exercise Price of 0.111
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price		$ 0.111
Options Outstanding - Number of shares underlying options		1,500,000
Options outstanding - Weighted average remaining contractual life (in years)		7 months 6 days
Options Exercisable - Number Exercisable		1,500,000
Options Exercisable - Exercise Price		$ 0.111
Stock Options | Exercise Price of $1.000
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price	$ 1.000	$ 1.000
Options Outstanding - Number of shares underlying options	750,000	750,000
Options outstanding - Weighted average remaining contractual life (in years)	7 months 6 days	10 months 24 days
Options Exercisable - Number Exercisable	750,000	750,000
Options Exercisable - Exercise Price	$ 1.000	$ 1.000
Stock Options | Exercise Price of $3.500
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price	$ 3.500	$ 3.500
Options Outstanding - Number of shares underlying options	75,000	75,000
Options outstanding - Weighted average remaining contractual life (in years)	1 year	1 year 3 months 18 days
Options Exercisable - Number Exercisable	75,000	75,000
Options Exercisable - Exercise Price	$ 3.500	$ 3.500
Stock Options | Exercise Price of $3.600
Stockholders Equity Note [Line Items]
Options Outstanding - Exercise Price	$ 3.600	$ 3.600
Options Outstanding - Number of shares underlying options	400,000	400,000
Options outstanding - Weighted average remaining contractual life (in years)	1 year 1 month 6 days	1 year 3 months 18 days
Options Exercisable - Number Exercisable	400,000	400,000
Options Exercisable - Exercise Price	$ 3.600	$ 3.600